GOODWILL (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, beginning balance	$ 8,043		$ 8,514	[1]
Impairment	(3,093)	[2]	(672)	[2]	(904)
Translation differences	483		201
Goodwill, ending balance	5,433		8,043		8,514	[1]
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,692		4,265	[1]
Impairment	(2,155)	[2]	(672)	[2]
Translation differences	193		99
Goodwill, ending balance	1,730		3,692
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	4,351		4,249	[1]
Impairment	(938)
Translation differences	290		102
Goodwill, ending balance	$ 3,703		$ 4,351

[1]	The accumulated amount of impairment loss as of January 1, 2012, December 31, 2012 and December 31, 2013 was US$ 1,780,000, US$ 2,452,000 and US$ 5,545,000, respectively.
[2]	During 2013, 2012 and 2011, the Company recorded an amount of US$ 3,093,000, US$ 672,000 and US$ 904,000, respectively, as impairment with respect to goodwill.